787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 20, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

Post-Effective Amendment No. 82 to Registration Statement on Form N-1A

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust (the “Trust”), Post-Effective Amendment No. 82 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed to make certain non-material changes to the Prospectuses and Statement of Additional Information of ClearBridge Variable Dividend Strategy Portfolio (ClearBridge Variable Equity Income Portfolio prior to May 1, 2015) (the “Fund”), a series of the Trust. The Amendment also makes certain changes to disclosure in response to comments received from the Staff on Post-Effective Amendment No. 77, which was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 18, 2015 to disclose certain changes to the Fund’s 80% investment policy. In accordance with Rule 485 under the 1933 Act, the Amendment will become effective on May 1, 2015.

The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Susan Lively, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP